UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01884

Endowments
(Exact name of registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: October 31, 2006

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and address of agent for service)

Copies to:
Julie Allecta
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the registrant)

ITEM 1 - Schedule of Investments
[logo - Capital Research and Management sm]

Endowments, Growth and Income PortfolioSM
Investment portfolio

October 31, 2006

unaudited

Common stocks — 81.18%	Shares	Market value

INFORMATION TECHNOLOGY — 16.42%
Microsoft Corp.	186,000	$5,340,060
Oracle Corp.[1]	145,000	2,678,150
Cisco Systems, Inc.[1]	72,000	1,737,360
Intel Corp.	80,000	1,707,200
Nokia Corp. (ADR)	78,000	1,550,640
International Business Machines Corp.	13,000	1,200,290
Texas Instruments Inc.	28,000	845,040
QUALCOMM Inc.	20,000	727,800
Analog Devices, Inc.	20,000	636,400
Dell Inc.[1]	24,000	583,920
EMC Corp.[1]	45,000	551,250
Linear Technology Corp.	15,000	466,800
		18,024,910

CONSUMER STAPLES — 13.14%
Wal-Mart Stores, Inc.	73,000	3,597,440
Altria Group, Inc.	35,000	2,846,550
PepsiCo, Inc.	32,000	2,030,080
L’Oréal SA	10,000	972,312
Coca-Cola Co.	20,000	934,400
Bunge Ltd.	14,000	897,540
WD-40 Co.	26,000	883,740
Avon Products, Inc.	26,500	805,865
Walgreen Co.	17,000	742,560
Sara Lee Corp.	42,000	718,200
		14,428,687

HEALTH CARE — 11.74%
Medtronic, Inc.	48,000	2,336,640
Roche Holding AG	8,000	1,400,901
Eli Lilly and Co.	24,000	1,344,240
Merck & Co., Inc.	25,000	1,135,500
Novo Nordisk A/S, Class B	15,000	1,132,899
Johnson & Johnson	14,000	943,600
Becton, Dickinson and Co.	11,000	770,330
Biogen Idec Inc.[1]	16,000	761,600
Bristol-Myers Squibb Co.	30,000	742,500
Pfizer Inc	25,000	666,250
Abbott Laboratories	13,000	617,630
Amgen Inc.[1]	7,000	531,370
Sanofi-Aventis	6,000	509,890
		12,893,350

FINANCIALS — 9.81%
Wells Fargo & Co.	60,000	2,177,400
Berkshire Hathaway Inc., Class A1	20	2,109,500
American International Group, Inc.	25,000	1,679,250
Bank of America Corp.	20,000	1,077,400
Lincoln National Corp.	13,472	852,912
Wachovia Corp.	15,000	832,500
SunTrust Banks, Inc.	10,000	789,900
U.S. Bancorp	22,000	744,480
Marsh & McLennan Companies, Inc.	17,000	500,480
		10,763,822

CONSUMER DISCRETIONARY — 9.43%
Target Corp.	30,000	1,775,400
Lowe’s Companies, Inc.	54,000	1,627,560
Time Warner Inc.	80,000	1,600,800
Walt Disney Co.	30,000	943,800
E.W. Scripps Co., Class A	18,000	890,280
Vivendi SA	22,000	832,896
Home Depot, Inc.	22,000	821,260
Gannett Co., Inc.	11,000	650,540
Carnival Corp., units	13,000	634,660
TJX Companies, Inc.	20,000	579,000
		10,356,196

ENERGY — 9.00%
Exxon Mobil Corp.	50,000	3,571,000
Chevron Corp.	35,000	2,352,000
Royal Dutch Shell PLC, Class A (ADR)	33,000	2,297,460
ConocoPhillips	15,000	903,600
Schlumberger Ltd.	12,000	756,960
		9,881,020

INDUSTRIALS — 6.46%
Lockheed Martin Corp.	18,000	1,564,740
Caterpillar Inc.	20,000	1,214,200
Avery Dennison Corp.	15,000	947,100
General Electric Co.	25,000	877,750
Illinois Tool Works Inc.	14,000	671,020
Northrop Grumman Corp.	10,000	663,900
United Parcel Service, Inc., Class B	8,000	602,800
3M Co.	7,000	551,880
		7,093,390

MATERIALS — 2.64%
Air Products and Chemicals, Inc.	13,000	905,710
Dow Chemical Co.	20,000	815,800
International Paper Co.	18,000	600,300
Alcoa Inc.	20,000	578,200
		2,900,010

TELECOMMUNICATION SERVICES — 1.64%
Verizon Communications Inc.	20,000	740,000
Sprint Nextel Corp., Series 1	36,000	672,840
Vodafone Group PLC	150,000	386,168
		1,799,008

MISCELLANEOUS — 0.90%
Other common stocks in initial period of acquisition		$983,900

Total common stocks (cost: $71,557,353)		89,124,293

Convertible securities — 0.74%	Principal amount (000)

INFORMATION TECHNOLOGY — 0.74%
Lucent Technologies Inc. 8.00% convertible notes 2031	$800	807,000

Total convertible securities (cost: $819,630)		807,000

Short-term securities — 17.95%

Procter & Gamble Co. 5.21% due 12/11/2006[2]	2,200	2,186,942
Gannett Co. 5.19% due 11/3/2006[2]	2,000	1,999,132
Abbott Laboratories 5.17% due 11/28/2006[2]	2,000	1,991,943
NetJets Inc. 5.20% due 12/1/2006[2]	2,000	1,991,035
E.I. duPont de Nemours and Co. 5.20% due 11/30/2006[2]	1,800	1,792,200
Becton, Dickinson and Co. 5.21% due 12/4-12/12/2006	1,800	1,789,859
General Electric Co. 5.30% due 11/1/2006	1,500	1,499,779
Bank of New York Co., Inc. 5.21% due 11/6/2006	1,500	1,498,695
Freddie Mac 5.10% due 1/16/2007	1,500	1,482,825
Ciesco LLC 5.25% due 12/7/2006[2]	1,400	1,392,435
Federal Home Loan Bank 5.11% due 12/27/2006	1,100	1,090,592
Medtronic Inc. 5.19% due 12/15/2006[2]	1,000	993,506

Total short-term securities (cost: $19,710,244)		19,708,943

Total investment securities (cost: $92,087,227)		109,640,236
Other assets less liabilities		143,954

Net assets		$109,784,190

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. In practice, restricted securities in this fund are typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities was $12,347,193, which represented 11.25% of the net assets of the fund.

ADR = American Depositary Receipts

Federal income tax information

Gross unrealized appreciation on investment securities	$18,749,331
Gross unrealized depreciation on investment securities	(1,252,692)
Net unrealized appreciation on investment securities	17,496,639
Cost of investment securities for federal income tax purposes	92,143,597

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

Endowments, Bond PortfolioSM
Investment portfolio

October 31, 2006

unaudited

Bonds & notes — 86.99%	Principal amount (000)	Market value

CORPORATE BONDS & NOTES — 46.35%
Financials — 21.53%
Residential Capital Corp. 6.474% 2009[1]	$300	$302,747
Residential Capital Corp. 6.375% 2010	250	253,926
General Motors Acceptance Corp. 7.75% 2010	245	253,909
General Motors Acceptance Corp. 7.25% 2011	455	464,011
General Motors Acceptance Corp. 7.60% 2014[1]	250	256,176
Washington Mutual, Inc. 5.625% 2007	250	250,086
Washington Mutual, Inc. 5.687% 2012[1]	650	649,230
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[1,2]	300	299,629
Ford Motor Credit Co. 7.375% 2009	150	146,101
Ford Motor Credit Co. 7.875% 2010	650	634,768
Hospitality Properties Trust 6.75% 2013	215	226,625
Hospitality Properties Trust 6.30% 2016	400	410,148
JPM Capital Trust I, cumulative capital securities trust, 7.54% 2027	345	357,925
J.P. Morgan Chase Capital XX, Series T, 6.55% 2036	175	181,898
AIG SunAmerica Global Financing VII 5.85% 2008[2]	125	126,421
American General Finance Corp., Series I, 5.40% 2015	250	248,674
ILFC E-Capital Trust II 6.25% 2065[1,2]	155	157,321
Development Bank of Singapore Ltd. 7.875% 2009[2]	250	266,900
DBS Bank Ltd. 5.984% 2021[1,2]	250	254,818
Lincoln National Corp. 7.00% 2066[1]	485	511,430
EOP Operating LP 4.65% 2010	200	194,744
EOP Operating LP 8.10% 2010	125	135,804
EOP Operating LP 6.75% 2012	125	132,054
PRICOA Global Funding I 4.20% 2010[2]	250	242,325
Prudential Holdings, LLC, Series C, 8.695% 2023[2,3]	150	185,493
TuranAlem Finance BV 8.50% 2015[2]	400	414,000
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]	375	382,581
Simon Property Group, LP 4.875% 2010	125	123,630
Simon Property Group, LP 5.60% 2011	250	253,042
Resona Bank, Ltd. 5.85% (undated)[1,2]	375	367,986
Santander Issuances, SA Unipersonal 5.805% 2016[1,2]	100	101,538
Abbey National PLC 6.70% (undated)[1]	250	254,885
Lazard Group LLC 7.125% 2015	315	329,091
Banco Santander-Chile 5.375% 2014[2]	300	296,633
HBOS PLC, Series B, 5.92% (undated)[1,2]	300	294,275
CNA Financial Corp. 6.50% 2016	250	261,936
United Overseas Bank Ltd. 5.375% 2019[1,2]	250	247,262
Berkshire Hathaway Finance Corp. 4.125% 2010	250	243,440
UniCredito Italiano SpA 5.584% 2017[1,2]	200	201,856
MBNA Global Capital Funding, Series B, 6.289% 2027[1]	200	199,769
SLM Corp., Series A, 4.50% 2010	200	195,237
Kimco Realty Corp., Series C, 4.82% 2014	200	191,206
Downey Financial Corp. 6.50% 2014	150	151,017
Nationwide Mutual Insurance Co. 7.875% 2033[2]	125	149,341
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]	150	147,027
First Industrial, LP 6.875% 2012	125	132,013
Household Finance Corp. 6.375% 2011	125	131,302
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[1,2]	125	129,972
Rouse Co. 7.20% 2012	125	129,406
United Dominion Realty Trust, Inc. 6.50% 2009	125	129,355
Allstate Financial Global Funding LLC 5.25% 2007[2]	125	124,968
Monumental Global Funding II, Series 2002-A, 5.20% 2007[2]	125	124,929
Liberty Mutual Group Inc. 6.50% 2035[2]	125	123,789
CIT Group Inc. 3.65% 2007	125	122,894
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	125	120,718
		13,218,261

Consumer Discretionary — 5.65%
DaimlerChrysler North America Holding Corp. 8.00% 2010	600	646,498
D.R. Horton, Inc. 5.25% 2015	300	278,874
D.R. Horton, Inc. 6.50% 2016	200	199,642
Tele-Communications, Inc. 9.80% 2012	215	254,494
Comcast Corp. 6.50% 2017	150	157,594
MDC Holdings, Inc. 5.50% 2013	150	142,410
MDC Holdings, Inc. 5.375% 2014	250	232,979
Ryland Group, Inc. 5.375% 2012	250	239,745
Toll Brothers, Inc. 5.15% 2015	200	182,094
News America Inc. 6.40% 2035	150	150,901
AOL Time Warner Inc. 7.625% 2031	125	141,348
Pulte Homes, Inc. 8.125% 2011	125	135,943
Seminole Tribe of Florida 5.798% 2013[2,3]	135	133,549
Harrah’s Operating Co., Inc. 5.625% 2015	150	126,650
Viacom Inc. 6.875% 2036	125	126,265
Hyatt Equities, LLC 6.875% 2007[2]	125	125,731
Royal Caribbean Cruises Ltd. 7.25% 2016	100	101,813
Centex Corp. 5.25% 2015	100	94,714
		3,471,244

Industrials — 5.23%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[3]	385	392,421
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[3]	156	158,728
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	186	201,449
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[3]	200	200,625
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[3]	200	202,125
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[3]	155	157,601
Hutchison Whampoa International Ltd. 7.00% 2011[2]	250	265,803
Hutchison Whampoa International Ltd. 6.50% 2013[2]	150	157,386
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,3]	339	356,677
Northwest Airlines Trust, Series 2, Class A, 9.25% 2014[3]	126	130,230
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023[3]	150	149,572
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[3]	262	264,962
BNSF Funding Trust I 6.613% 2055[1]	250	254,958
General Electric Capital Corp., Series A, 6.00% 2012	125	130,179
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024[3]	122	116,903
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,3]	70	70,166
		3,209,785

Telecommunication Services — 5.04%
AT&T Wireless Services, Inc. 7.875% 2011	100	109,738
AT&T Wireless Services, Inc. 8.125% 2012	500	564,972
Nextel Communications, Inc., Series E, 6.875% 2013	500	511,440
Nextel Communications, Inc., Series D, 7.375% 2015	150	155,060
SBC Communications Inc. 6.25% 2011	250	259,200
SBC Communications Inc. 5.625% 2016	150	150,232
France Télécom 7.75% 2011[1]	250	274,873
Embarq Corp. 6.738% 2013	250	257,295
Telefónica Emisiones, SAU 7.045% 2036	150	162,026
Deutsche Telekom International Finance BV 8.25% 2030[1]	125	155,726
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	150	149,972
Koninklijke KPN NV 8.00% 2010	125	135,657
Telecom Italia Capital SA 7.20% 2036	100	105,392
BellSouth Corp. 6.55% 2034	100	103,712
		3,095,295

Utilities — 3.67%
FPL Energy American Wind, LLC 6.639% 2023[2,3]	248	259,087
FPL Energy National Wind, LLC 5.608% 2024[2,3]	226	222,900
Midwest Generation, LLC, Series B, 8.56% 2016[3]	83	90,211
Homer City Funding LLC 8.734% 2026[3]	293	332,839
Reliant Energy Resources Corp. 7.75% 2011	250	271,345
AES Ironwood, LLC 8.857% 2025[3]	229	252,284
MidAmerican Energy Holdings Co., Series D 5.00% 2014	225	218,527
Constellation Energy Group, Inc. 6.125% 2009	200	204,542
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[2]	150	157,252
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	125	124,963
PSEG Power LLC 3.75% 2009	125	120,617
		2,254,567

Materials — 1.65%
Norske Skogindustrier ASA 7.625% 2011[2]	500	521,681
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	250	261,250
International Paper Co. 5.85% 2012	125	128,586
Stora Enso Oyj 7.25% 2036[2]	100	105,096
		1,016,613

Energy — 1.56%
Energy Transfer Partners, LP 5.65% 2012	250	250,705
Energy Transfer Partners, LP 6.625% 2036	150	154,575
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,3]	300	300,000
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,3]	154	149,462
Qatar Petroleum 5.579% 2011[2,3]	100	100,797
		955,539

Health Care — 0.97%
Cardinal Health, Inc. 6.75% 2011	250	262,191
Cardinal Health, Inc. 4.00% 2015	100	89,207
UnitedHealth Group Inc. 5.20% 2007	125	124,936
Amgen Inc. 4.00% 2009	125	121,384
		597,718

Information Technology — 0.62%
Cisco Systems, Inc. 5.25% 2011	250	251,749
Electronic Data Systems Corp., Series B, 6.50% 2013[1]	125	127,249
		378,998

Consumer Staples — 0.43%
Tyson Foods, Inc. 6.85% 2016[1]	150	155,050
CVS Corp. 6.117% 2013[2,3]	106	107,419
		262,469

MORTGAGE- AND ASSET-BACKED OBLIGATIONS[3]— 25.75%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	500	538,660
Fannie Mae, Series 2001-T6B, 6.088% 2011	250	261,115
Fannie Mae 6.00% 2021	25	25,114
Fannie Mae, Series 2001-4, Class GA, 10.277% 2025[1]	38	42,043
Fannie Mae 7.00% 2026	22	23,183
Fannie Mae 7.00% 2031	9	9,681
Fannie Mae 7.50% 2031	8	8,651
Fannie Mae, Series 2001-20, Class C, 12.018% 2031[1]	37	41,639
Fannie Mae 5.50% 2036	450	444,729
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	25	25,397
Freddie Mac 8.75% 2008	2	1,910
Freddie Mac 4.00% 2015	186	176,665
Freddie Mac 5.00% 2035	239	231,281
Freddie Mac 5.00% 2035	120	115,817
Freddie Mac 5.50% 2035	118	116,749
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	123	91,353
Freddie Mac 6.00% 2036	597	600,992
Government National Mortgage Assn. 8.50% 2008	5	4,668
Government National Mortgage Assn. 10.00% 2020	47	53,383
Government National Mortgage Assn. 6.00% 2036	871	881,038
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[2]	320	323,957
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[2]	200	200,750
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[2]	300	301,200
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	217	212,983
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.563% 2035[1]	224	224,257
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	196	195,944
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	140	140,237
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[2]	500	495,770
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[2]	250	243,946
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	347	353,170
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	198	210,456
Residential Funding Mortgage Securities I, Inc., Series 2004-S9, Class II-A-1, 4.75% 2019	235	227,263
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.322% 2034[1]	329	322,556
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	200	195,871
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[2]	325	324,052
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.197% 2030[1]	250	258,685
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.197% 2030[1]	250	258,640
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[1]	57	56,245
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2-A1, 5.846% 2037[1]	242	241,123
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.58% 2045[1]	211	211,582
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	250	247,050
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	250	246,675
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	255	245,387
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	125	124,462
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	111	112,713
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.652% 2036[1]	472	472,404
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	243	238,878
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.697% 2036	197	197,243
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	389	395,010
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	290	313,951
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	250	262,371
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	250	255,937
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	250	250,430
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	250	249,220
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	250	247,629
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	250	244,834
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	235	236,835
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.029% 2035[1]	215	215,872
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.687% 2035[1]	211	209,917
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	200	200,765
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.879% 2036[1]	190	189,723
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016	14	14,397
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	150	153,644
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.55% 2035[1]	155	155,141
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	150	150,587
Residential Accredit Loans, Inc., Series 2003-QS14, Class A-1, 5.00% 2018	148	145,108
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.12% 2045[1]	138	139,424
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	125	134,860
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	125	132,888
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	125	128,201
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2]	125	124,555
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	125	124,317
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009	121	121,334
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 5.58% 2035[1]	118	118,003
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	104	104,135
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.691% 2034[1]	81	79,750
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.529% 2027[1,2]	44	44,600
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029	44	44,587
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.984% 2033[1]	41	40,421
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[2]	1	847
		15,806,860

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 12.90%
U.S. Treasury 3.625% 2009[4]	225	219,375
U.S. Treasury 14.00% 2011	450	451,548
U.S. Treasury 4.25% 2013	2,500	2,451,950
U.S. Treasury 12.50% 2014	1,200	1,444,128
U.S. Treasury 11.25% 2015	800	1,162,752
U.S. Treasury 4.50% 2036	1,325	1,279,036
Fannie Mae 5.25% 2007	500	500,300
Freddie Mac 5.50% 2011	400	411,016
		7,920,105

MUNICIPALS — 1.60%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	325	360,399
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	260	281,109
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	169	169,339
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Federally Taxable, Series 2003-E, 5.55% 2014	125	122,855
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	50	50,180
		983,882

NON-U.S. GOVERNMENT BONDS & NOTES — 0.39%
Israeli Government 7.50% 2014	ILS935	$239,578

Total bonds & notes (cost: $52,733,447)		53,410,914

Preferred securities — 8.95%	Shares

FINANCIALS — 8.95%
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[1,2]	375,000	383,320
BNP Paribas 5.186% noncumulative[1,2]	300,000	286,597
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[1,2]	150,000	169,177
Fannie Mae, Series O, 7.085%[1,2]	15,000	814,687
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[1,2]	400,000	454,449
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred[1]	450,000	453,120
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,2]	360,000	384,726
Deutsche Bank Capital Funding Trust I, 7.872%[1,2]	300,000	318,310
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	10,000	288,438
ING Capital Funding Trust III 8.439% noncumulative preferred[1]	250,000	278,197
National Bank of Canada, Series A, 8.35% exchangeable preferred depositary shares	10,000	265,200
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,2]	250,000	262,550
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[1,2]	250,000	254,688
Wachovia Capital Trust III 5.80%[1]	250,000	252,443
Banco Santander Central Hispano, SA 6.80%[2,5]	10,000	250,000
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	250,000	240,571
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	125,000	135,588

Total preferred securities (cost: $5,326,718)		5,492,061

Short-term securities — 5.52%	Principal amount (000)

General Electric Co. 5.30% due 11/1/2006	$1,800	1,799,735
Freddie Mac 5.08% due 12/26/2006	900	892,437
Kimberly-Clark Worldwide Inc. 5.18% due 11/2/2006[2]	400	399,885
NetJets Inc. 5.20% due 12/1/2006[2]	300	298,655

Total short-term securities (cost: $3,391,149)		3,390,712

Total investment securities (cost: $61,451,314)		62,293,687
Other assets less liabilities		(898,397)

Net assets		$61,395,290

1 Coupon rate may change periodically.
2 Purchased in a private placement transaction; resale may belimited to qualified institutional buyers; resale to the public may require registration. In practice, restricted securities in this fund are typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities was $15,428,245, which represented 25.13% of the net assets of the fund.
3 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
5 Security did not produce income during the last 12 months.

Federal income tax information

Gross unrealized appreciation on investment securities	$39,098
Gross unrealized depreciation on investment securities	(1,961,028)
Net unrealized depreciation on investment securities	(1,921,930)
Cost of investment securities for federal income tax purposes	62,234,157

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-985-1206-S6879

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENDOWMENTS

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: December 29, 2006

By /s/ Susi M. Silverman
Susi M. Silverman, Treasurer and Principal Financial Officer

Date: December 29, 2006